Share-Based Compensation (Table) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Summary Of Share-Based Compensation Expense
The Company recognized the following share-based compensation expense during the nine months ended December 31, 2023 and 2022:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Compensation Expense:
Stock options	$1.4	$1.4
Restricted share units and other share-based compensation	32.6	21.6
Share appreciation rights	0.2	0.1

Total Studio employee share-based compensation expense	34.2	23.1
Corporate allocation of share-based compensation	12.1	17.0

	$46.3	$40.1
Impact of accelerated vesting on equity awards (1)	7.3	2.1

Total share-based compensation expense	$53.6	$42.2

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
The Company recognized the following share-based compensation expense during the years ended March 31, 2023, 2022 and 2021:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Compensation Expense:
Stock options	$2.3	$9.6	$5.6
Restricted share units and other share-based compensation	39.3	38.6	27.7
Share appreciation rights	0.9	2.4	3.2

Total Studio employee share-based compensation expense	42.5	50.6	36.5
Corporate allocation of share-based compensation	26.7	19.6	18.0

	69.2	70.2	54.5
Impact of accelerated vesting on equity awards (1)	4.2	—	3.5

Total share-based compensation expense	73.4	70.2	58.0
Tax impact (2)	(17.8)	(16.7)	(13.8)

Reduction in net income	$55.6	$53.5	$44.2

(1)	Represents the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
(2)	Represents the income tax benefit recognized in the statements of operations for share-based compensation arrangements prior to the effects of changes in the valuation allowance.

Summary Of Share-Based Compensation Expense, By Expense Category
Share-based compensation expense, by expense category, consisted of the following:

	Nine Months Ended December 31,
	2023	2022
	(Amounts in millions)
Share-Based Compensation Expense:
General and administration	$46.3	$40.1
Restructuring and other	7.3	2.1

	$53.6	$42.2

Share-based compensation expense, by expense category, consisted of the following:

	Year Ended March 31,
	2023	2022	2021

	(Amounts in millions)
Share-Based Compensation Expense:
General and administration	$69.2	$70.2	$54.5
Restructuring and other	4.2	—	3.5

	$73.4	$70.2	$58.0

Summary Of Stock Option, And Share Appreciation Rights
The following table sets forth the stock option, share appreciation rights (“SARs”), restricted stock and restricted share unit activity on grants related directly to the Company employees and Lionsgate corporate and shared service employees during the nine months ended December 31, 2023:

	Stock Options and SARs					Restricted Stock and Restricted Share Units
	Lions Gate Class A Voting Shares			Lions Gate Class B Non-Voting Shares		Lions Gate Class A Voting Shares			Lions Gate Class B Non-Voting Shares
	Number of Shares		Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price	Number of Shares		Weighted- Average Grant- Date Fair Value	Number of Shares	Weighted- Average Grant-Date Fair Value
	(Number of shares in millions)
Outstanding at March 31, 2023	4.3		$26.35	19.0	$15.50	—	(1)	$10.95	10.8	$9.90
Granted	—		—	0.3	$8.88	0.1		$8.87	6.2	$8.20
Options exercised or restricted stock or RSUs vested	—	(1)	$7.70	(0.1)	$7.11	—	(1)	$10.89	(6.9)	$9.33
Forfeited or expired	(1.9)		$30.81	(2.1)	$27.72	—		—	(0.3)	$8.72

Outstanding at December 31, 2023	2.4		$22.96	17.1	$13.92	0.1		$9.27	9.8	$8.69

(1)	Represents less than 0.1 million shares.

The following table sets forth the stock option, and share appreciation rights (“SARs”) activity on grants related directly to the Company employees and Lionsgate corporate and shared service employees during the year ended March 31, 2023:

	Stock Options and SARs
	Existing Class A Common Stock					Existing Class B Common Stock
	Number of Shares		Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (2)	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (2)

	(Amounts in millions, except for weighted-average exercise price and years)
Outstanding at March 31, 2022	5.4		$24.34			20.5	$15.58
Granted	—		$—			0.3	$8.97
Exercised	—	(1)	$7.70			(0.4)	$10.10
Forfeited or expired	(1.1)		$16.81			(1.3)	$16.86

Outstanding at March 31, 2023	4.3		$26.35	2.16	$0.2	19.1	$15.50	5.44	$11.6

Vested or expected to vest at March 31, 2023	4.3		$26.35	2.16	$0.2	19.0	$15.52	5.43	$11.5

Exercisable at March 31, 2023	4.1		$26.60	2.36	$0.2	15.2	$17.09	4.89	$5.1

(1)	Represents less than 0.1 million shares.
(2)	The intrinsic value is calculated for each in the money stock option and SAR as the difference between the closing price of Lionsgate’s common stock on March 31, 2023 and the exercise price.

Summary Of Weighted Average Grant-Date Fair Value Of Options Granted
The fair value of each option award is estimated on the date of grant using a closed-form option valuation model (Black-Scholes). The following table presents the weighted average grant-date fair value of options granted in the years ended March 31, 2023, 2022 and 2021, and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended:

	Year Ended March 31,
	2023	2022	2021
Weighted average fair value of grants	$4.56	$6.16	$3.06
Weighted average assumptions:
Risk-free interest rate (1)	2.8% - 3.7%	1.1% - 2.45%	0.2% - 0.9%
Expected option lives (in years) (2)	3.5 - 7 years	3.3 - 7 years	2.5 - 7 years
Expected volatility for options (3)	44%	42% - 44%	37% - 42%
Expected dividend yield (4)	0%	0%	0%

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.
(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.
(3)	Expected volatilities are based on implied volatilities from traded options on Lionsgate’s shares, historical volatility of Lionsgate’s shares and other factors.
(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of Lionsgate’s shares at the date of grant.
The total intrinsic value (based on Lionsgate’s share price) of options
exercised during the year ended March 31, 2023 was $1.1 million (2022—$2.1 million, 2021—$0.5 million ).

During the year ended March 31, 2023, less than 0.1 million shares (2022 and 2021—less than 0.1 million shares) were cancelled to fund withholding tax obligations upon exercise of options.

Summary Of Restricted Share Unit And Restricted Stock Activity
Restricted Share Units
The following table sets forth the restricted share unit and restricted stock activity on grants related directly to Company employees and Lionsgate corporate and shared service employees during the year ended March 31, 2023:

	Restricted Share Units and Restricted Stock
	Existing Class A Common Stock		Weighted- Average Grant- Date Fair Value	Existing Class B Common Stock	Weighted- Average Grant- Date Fair Value

	(Amounts in millions, except for weighted-average grant date fair value)
Outstanding at March 31, 2022	—	(1)	$11.51	5.5	$11.87
Granted	—	(1)	$10.27	9.3	$9.08
Vested	—	(1)	$11.19	(3.8)	$11.89
Forfeited	—	(1)	$30.56	(0.2)	$10.22

Outstanding at March 31, 2023	—	(1)	$10.95	10.8	$9.90

(1)	Represents less than 0.1 million shares.
The fair values of restricted share units and restricted stock are determined based on the market value of the shares on the date of grant. The total fair value of restricted share units and restricted stock vested during the year ended March 31, 2023 was $40.0 million (2022—$51.0 million, 2021—$26.0 million).

Summary Of Total Remaining Unrecognized Compensation Cost
The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2023 related to non-vested
stock options and restricted stock and restricted share units and the weighted average remaining years over which the cost will be recognized:

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Stock Options	$4.9	0.6
Restricted Share Units and Restricted Stock	44.7	1.0

Total (1)	$49.6

(1)	Represents remaining unrecognized compensation cost related to the Company’s employees and an allocation of compensation costs for Lionsgate corporate and shared service employees.
Under Lionsgate’s stock option and long term incentive plans, Lionsgate withholds shares to satisfy minimum statutory federal, state and local tax withholding obligations arising from the vesting of restricted share units and restricted stock. During the year ended March 31, 2023, 1.5 million shares (2022 —1.8 million shares, 2021—0.7 million shares) were withheld upon the vesting of restricted share units and restricted stock.